INVESTMENT IN PC GOLD INC (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT IN PC GOLD INC
Investment In PC Gold Inc
	December 31, 2023	December 31, 2022
Balance, beginning of period	$21,572	$21,570
Equity income/(loss)	(45)	2
Balance, end of period	$21,527	$21,572